Impact of Change in Accounting Policies - Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Gross revenue	$ 2,595,777	$ 2,402,321	$ 2,364,956
Reimbursable expenses		(643,882)	(698,469)
Total revenue	2,595,777	1,758,439	1,666,487
Costs and expenses:
Selling, general and administrative	325,794	323,741	325,726
Depreciation and amortization	65,916	61,297	59,575
Restructuring charges	12,490	7,753	8,159
Total costs and expenses	2,222,420	1,420,101	1,354,793
Income from operations	373,357	338,338	311,694
Interest income	4,759	2,346	1,484
Interest expense	(13,502)	(12,627)	(13,006)
Income before income taxes expense	364,614	328,057	300,172
Income tax expense (Note 13)	(41,958)	(46,569)	(37,993)
Net income	322,656	$ 281,488	$ 262,179
Adjustments
Costs and expenses:
Net income	3,709
Adjustments | Accounting Standards Update 2014-09
Revenue:
Gross revenue	4,657
Reimbursable expenses	(702,812)
Total revenue	(698,155)
Costs and expenses:
Direct costs	(702,812)
Selling, general and administrative	472
Depreciation and amortization	0
Restructuring charges	0
Total costs and expenses	(702,340)
Income from operations	4,185
Interest income	0
Interest expense	0
Income before income taxes expense	4,185
Income tax expense (Note 13)	(476)
Net income	3,709
Balance without adoption of Topic 606
Revenue:
Gross revenue	2,600,434
Reimbursable expenses	(702,812)
Total revenue	1,897,622
Costs and expenses:
Direct costs	1,115,408
Selling, general and administrative	326,266
Depreciation and amortization	65,916
Restructuring charges	12,490
Total costs and expenses	1,520,080
Income from operations	377,542
Interest income	4,759
Interest expense	(13,502)
Income before income taxes expense	368,799
Income tax expense (Note 13)	(42,434)
Net income	$ 326,365